PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 527,904	$ 781,172
Property, plant and equipment at end of period	1,269,434	527,904
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,403,539	1,454,688
Additions	943,110	0
Disposals	0	(51,149)
Revaluation of asset	0
Property, plant and equipment at end of period	2,346,649	1,403,539
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(875,635)	(673,516)
Additions	(203,520)	(202,119)
Disposals	0	0
Adjustment	1,940
Property, plant and equipment at end of period	(1,077,215)	(875,635)
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,081	9,920
Property, plant and equipment at end of period	6,580	8,081
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	151,786	151,786
Additions	0	0
Disposals	0	0
Revaluation of asset	0
Property, plant and equipment at end of period	151,786	151,786
Furniture and fixtures [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(143,705)	(141,866)
Additions	(1,501)	(1,839)
Disposals	0	0
Adjustment	0
Property, plant and equipment at end of period	(145,206)	(143,705)
Office and Communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,414	5,585
Property, plant and equipment at end of period	2,700	2,414
Office and Communications equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	28,190	28,190
Additions	1,232	0
Disposals	0	0
Revaluation of asset	0
Property, plant and equipment at end of period	29,422	28,190
Office and Communications equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(25,133)	(22,605)
Additions	(3,529)	(2,528)
Disposals	0	0
Adjustment	1,940
Property, plant and equipment at end of period	(26,722)	(25,133)
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,414	0
Property, plant and equipment at end of period	0	2,414
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,708	11,708
Additions	0	0
Disposals	0	0
Revaluation of asset	0
Property, plant and equipment at end of period	11,708	11,708
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(11,708)	(11,708)
Additions	0	0
Disposals	0	0
Adjustment	0
Property, plant and equipment at end of period	(11,708)	(11,708)
Land and Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,414	214,632
Property, plant and equipment at end of period	316,667	2,414
Land and Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	217,617	217,617
Additions	125,911	0
Disposals	0	0
Revaluation of asset	0
Property, plant and equipment at end of period	343,528	217,617
Land and Building [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(14,923)	(2,985)
Additions	(11,938)	(11,938)
Disposals	0	0
Adjustment	0
Property, plant and equipment at end of period	(26,861)	(14,923)
Field camps and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,414	4,739
Property, plant and equipment at end of period	801,079	2,414
Field camps and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	221,375	221,375
Additions	815,967	0
Disposals	0	0
Revaluation of asset	0
Property, plant and equipment at end of period	1,037,342	221,375
Field camps and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(220,600)	(216,636)
Additions	(15,663)	(3,964)
Disposals	0	0
Adjustment	0
Property, plant and equipment at end of period	(236,263)	(220,600)
Right-of-use asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,414	546,296
Property, plant and equipment at end of period	142,408	2,414
Right-of-use asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	687,957	739,106
Additions	0	0
Disposals	0	(51,149)
Revaluation of asset	0
Property, plant and equipment at end of period	687,957	687,957
Right-of-use asset [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(374,660)	(192,810)
Additions	(170,889)	(181,850)
Disposals	0	0
Adjustment	0
Property, plant and equipment at end of period	(545,549)	(374,660)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,414	0
Property, plant and equipment at end of period	0	2,414
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	84,906	84,906
Additions	0	0
Disposals	0	0
Revaluation of asset	0
Property, plant and equipment at end of period	84,906	84,906
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(84,906)	(84,906)
Additions	0	0
Disposals	0	0
Adjustment	0
Property, plant and equipment at end of period	$ (84,906)	$ (84,906)